                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5696
                                   ------------


                         RIVERSOURCE GLOBAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     10/31
                         --------------
Date of reporting period:     1/31
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                     RIVERSOURCE ABSOLUTE RETURN CURRENCY
                               AND INCOME FUND
                               AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (43.7%)

ISSUER                   COUPON           PRINCIPAL               VALUE(a)
                          RATE             AMOUNT

ASSET-BACKED (14.9%)
AmeriCredit Automobile Receivables Trust
   Series 2004-CA Cl A3 (AMBAC)
     03-06-09             3.00%           $381,104(g)             $380,091
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10             5.43           1,500,000(d,e)          1,500,000
Citibank Credit Card Issuance Trust
   Series 2003-A4 Cl A4
     03-20-09             5.43             500,000(e)              500,000
Citibank Credit Card Issuance Trust
   Series 2003-A9 Cl A9
     11-22-10             5.45             455,000(e)              455,781
College Loan Corp Trust
   Series 2004-1 Cl A2
     04-25-16             5.47           2,500,000(e)            2,510,574
Countrywide Home Equity Loan Trust
   Series 2005-H Cl 2A (FGIC)
     12-15-35             5.56             318,287(e,g)            318,934
Countrywide Home Equity Loan Trust
   Series 2005-M Cl A2 (MBIA)
     02-15-36             5.44           1,415,306(e,g)          1,415,749
Harley-Davidson Motorcycle Trust
   Series 2005-1 Cl A1
     07-15-09             3.28             303,070                 301,649
Residential Asset Securities
   Series 2006-KS2 Cl A2
     03-25-36             5.45             800,000(e)              800,500
SLM Student Loan Trust
   Series 2003-2 Cl A3
     12-15-15             5.46              87,598(e)               87,612
SLM Student Loan Trust
   Series 2003-4 Cl A3
     12-15-15             5.46             127,481(e)              127,513
SLM Student Loan Trust
   Series 2004-3 Cl A3
     04-25-16             5.45           1,339,879(e)            1,342,344

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL               VALUE(a)
                          RATE             AMOUNT

ASSET-BACKED (CONT.)
SLM Student Loan Trust
   Series 2005-5 Cl A1
     01-25-18             5.36%           $173,387(e)             $173,423
SLM Student Loan Trust
   Series 2006-2 Cl A2
     01-25-17             5.36             449,143(e)              449,134
SLM Student Loan Trust
   Series 2006-5 Cl A2
     07-25-17             5.35           1,500,000(e)            1,500,000
SLM Student Loan Trust
   Series 2006-A Cl A1
     03-16-20             5.38             981,890(e)              981,870
Structured Asset Investment Loan Trust
   Series 2006-1 Cl A1
     01-25-36             5.40             245,938(e)              245,938
Volkswagen Auto Lease Trust
   Series 2005-A Cl A3
     05-20-08             3.82             262,233                 261,014
                                                               -----------
Total                                                           13,352,126
--------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.0%)(f)
GE Capital Commercial Mtge
   Series 2000-1 Cl A1
     01-15-33             6.32             457,225                 456,400
Morgan Stanley Capital I
   Series 2003-IQ6 Cl A1
     12-15-41             2.80           1,652,813               1,624,709
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
     07-15-19             5.45           1,000,000(d,e)          1,000,284
TrizecHahn Office Properties Trust
   Series 2001-TZHA Cl C3
     03-15-13             6.52           1,363,412(d)            1,376,544
                                                               -----------
Total                                                            4,457,937
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL               VALUE(a)
                          RATE             AMOUNT

MORTGAGE-BACKED (6.7%)(f)
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46             5.55%           $459,255(b)             $457,384
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
     10-25-46             5.32             611,057(b)              612,706
Deutsche Bank Alternative Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl A3
     02-25-37             5.41             771,352(e)              771,792
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR2 Cl 2AB1
     11-19-37             5.41           1,292,515(b)            1,292,503
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-12 Cl 2A11
     01-19-38             5.41           1,479,755(b)            1,478,673
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
     08-21-46             5.57           1,355,185(b)            1,354,617
                                                               -----------
Total                                                            5,967,675
--------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
American Honda Finance
     07-11-08             5.44             400,000(d,e)            400,744
--------------------------------------------------------------------------

BANKING (6.3%)
ANZ Natl Intl
     08-07-09             5.42             750,000(c,d,e)          749,379
Bank of America
   Sr Nts
     02-17-09             5.52             640,000(e)              641,916
Citigroup
     06-09-09             5.49             640,000(e)              641,655


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL               VALUE(a)
                          RATE             AMOUNT

BANKING (CONT.)
JPMorgan Chase & Co
   Sr Nts
     12-22-08             5.42%           $400,000(e)             $400,655
JPMorgan Chase & Co
   Sr Nts
     03-09-09             5.53             250,000(e)              250,844
Rabobank Nederland
   Sr Nts
     01-15-09             5.38             600,000(c,d,e)          600,124
Santander US Debt Unipersonal
   Bank Guaranteed
     09-19-08             5.43             640,000(c,d,e)          640,845
Wachovia
   Sr Nts
     10-28-08             5.41             640,000(e)              640,848
Wells Fargo
     03-10-08             5.39             640,000(e)              640,490
World Savings Bank FSB
   Sr Nts
     03-02-09             5.50             400,000(e)              401,087
                                                               -----------
Total                                                            5,607,843
--------------------------------------------------------------------------

BROKERAGE (3.7%)
Bear Stearns Companies
     03-30-09             5.45             750,000(e)              750,849
Credit Suisse First Boston USA
   Sr Nts
     12-09-08             5.48             640,000(e)              641,149
Lehman Brothers Holdings
     10-22-08             5.45             640,000(e)              640,858
Merrill Lynch & Co
     08-22-08             5.46             640,000(e)              640,748
Morgan Stanley
   Sr Nts
     02-09-09             5.49             640,000(e)              641,064
                                                               -----------
Total                                                            3,314,668
--------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.2%)
Caterpillar Financial Services
     10-28-08             5.43             400,000(e)              400,678
John Deere Capital
     06-10-08             5.48             640,000(e)              641,294
                                                               -----------
Total                                                            1,041,972
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON           PRINCIPAL               VALUE(a)
                          RATE             AMOUNT

FOOD AND BEVERAGE (0.7%)
Diageo Capital
     11-10-08             5.47%           $640,000(c,e)           $640,332
--------------------------------------------------------------------------

LIFE INSURANCE (1.9%)
ING Security Life Institutional Funding
     01-14-08             5.44             640,000(d,e)            640,824
Pacific Life Global Funding
     11-13-08             5.47             400,000(d,e)            400,748
Pricoa Global Funding 1
     09-12-08             5.37             640,000(d,e)            640,166
                                                               -----------
Total                                                            1,681,738
--------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.7%)
General Electric Capital
     12-01-08             5.52             640,000(e)              641,409
--------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.7%)
Berkshire Hathaway Finance
     01-11-08             5.41             640,000(e)              640,826
--------------------------------------------------------------------------

PROPERTY & CASUALTY (0.7%)
Allstate Life Global Funding Trusts
   Secured
     11-14-07             5.39             640,000(e)              640,300
--------------------------------------------------------------------------

WIRELINES (0.8%)
BellSouth
   Sr Unsecured
   08-15-08               5.47             750,000(e)              750,542
--------------------------------------------------------------------------

TOTAL BONDS
(Cost: $39,122,007)                                            $39,138,112
--------------------------------------------------------------------------

MONEY MARKET FUND (17.6%)

                                            SHARES                VALUE(a)

RiverSource Short-Term
  Cash Fund                             15,805,858(h)          $15,805,858
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $15,805,858)                                            $15,805,858
--------------------------------------------------------------------------

SHORT-TERM SECURITIES (37.7%)

ISSUER                  EFFECTIVE         AMOUNT                  VALUE(a)
                          YIELD         PAYABLE AT
                                         MATURITY

ASSET-BACKED (6.6%)
Chesham Finance LLC
     04-12-07             5.22%         $3,000,000              $2,969,434
Sigma Finance
     05-10-07             5.25           3,000,000               2,957,288
                                                               -----------
Total                                                            5,926,722
--------------------------------------------------------------------------

BANKING (3.7%)
Irish Life & Permanent
     04-04-07             5.20             400,000(i)              396,390
Westpac Banking
     05-01-07             5.24           3,000,000(i)            2,961,211
                                                               -----------
Total                                                            3,357,601
--------------------------------------------------------------------------

COMMERCIAL PAPER (27.4%)
AIB North America
     02-28-07             5.18           3,000,000(i)            2,987,951
Cheyne Finance LLC
     04-18-07             5.23           1,700,000               1,681,194
Citibank Credit Card Issue Trust (Dakota Nts)
     04-16-07             5.23           2,000,000(i)            1,978,458
Dorada Finance
     05-11-07             5.25           3,000,000               2,956,853
Five Finance
     02-16-07             5.34           3,000,000               2,992,898
K2 (USA) LLC
     03-20-07             5.19           3,000,000               2,979,384
Scaldis Capital LLC
     06-25-07             5.29           3,000,000(i)            2,937,360
Sedna Finance
     02-06-07             5.16           3,000,000               2,997,422
Solitaire Funding LLC
     05-16-07             5.26           3,000,000(i)            2,954,673
                                                               -----------
Total                                                           24,466,193
--------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $33,752,878)                                            $33,750,516
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $88,680,743)(j)                                         $88,694,486
==========================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2007, the value of foreign securities represented 2.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $7,949,658 or 8.9% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
2   RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS
    AT JAN. 31, 2007


NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      FGIC  -- Financial Guaranty Insurance Company
      MBIA  -- MBIA Insurance Corporation

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $14,216,043 or 15.9% of net assets.

(j) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $88,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                          $23,000
      Unrealized depreciation                                          (10,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                      $13,000
      ------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund's investment objective and strategy employs the use of forward foreign currency contracts. At Jan. 31, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The terms of the open contracts are as follows:

   EXCHANGE DATE                 CURRENCY TO                CURRENCY TO                UNREALIZED                 UNREALIZED
                                BE DELIVERED                BE RECEIVED               APPRECIATION               DEPRECIATION
   ---------------------------------------------------------------------------------------------------------------------------
   Feb. 28, 2007                  16,220,000                 12,790,281                 $  202,876                   $     --
                           Australian Dollar                U.S. Dollar

   Feb. 28, 2007                     584,000                    450,492                         --                      2,717
                           Australian Dollar                U.S. Dollar

   Feb. 28, 2007                   6,686,000                  8,659,975                         --                     63,359
                      European Monetary Unit                U.S. Dollar

   Feb. 28, 2007               2,596,290,000                 21,455,169                         --                    129,779
                                Japanese Yen                U.S. Dollar

   Feb. 28, 2007                  38,283,000                    315,237                         --                      3,039
                                Japanese Yen                U.S. Dollar

   Feb. 28, 2007                   8,636,345                 12,413,000                         --                     96,969
                                 U.S. Dollar         New Zealand Dollar

   Feb. 28, 2007                  21,224,927                136,610,000                    686,934                         --
                                 U.S. Dollar            Norwegian Krone

   Feb. 28, 2007                  12,836,475                 90,191,000                    160,461                         --
                                 U.S. Dollar              Swedish Krona

   Feb. 28, 2007                     104,931                    734,000                        842                         --
                                 U.S. Dollar              Swedish Krona
   ---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                $1,051,113                   $295,863

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


                                                            S-6502-80 G (3/07)

                              PORTFOLIO HOLDINGS
                                      FOR
                    RIVERSOURCE EMERGING MARKETS BOND FUND
                               AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (92.8%)(c)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

ARGENTINA (7.6%)
Province of Buenos Aires
   04-15-17    9.25%                      $200,000(d)             $204,500
   09-14-18    9.38                        500,000(d)              513,750
Province of Mendoza
   09-04-18    5.50                        330,953(d)              282,965
Republic of Argentina
   03-28-11    7.00                        625,000                 631,875
   08-03-12    5.59                        450,000(h)              321,075
   09-12-13    7.00                        550,000                 540,375
   12-31-33    8.28                        295,482                 339,361
   12-15-35    5.00                        750,000(f)              102,600
Banco Hipotecario
  Sr Unsecured
   04-27-16    9.75                        575,000(d)              610,219
Banco Macro
   02-01-17    8.50                        300,000(d)              300,966
                                                                 ---------
Total                                                            3,847,686
--------------------------------------------------------------------------

BRAZIL (17.4%)
Federative Republic of Brazil
   03-07-15    7.88                        150,000                 166,275
   01-17-17    6.00                        350,000                 341,950
   10-14-19    8.88                      1,278,000               1,552,769
   04-15-24    8.88                      1,062,000               1,311,570
   02-04-25    8.75                        260,000                 319,150
   01-20-34    8.25                        308,000                 366,828
   08-17-40   11.00                        744,000                 979,848
Banco ABN AMRO Real
  (Brazilian Real)
   02-22-10   16.20                      1,350,000                 696,531
Banco BMG
   01-15-16    9.15                        450,000(d)              464,625
Banco Bradesco
  (Brazilian Real)
   01-04-10   14.80                        800,000(d)              400,509
BIE Bank & Trust
  (Brazilian Real) Sr Nts
   02-02-09   14.10                        250,000                 123,098
Centrais Eletricas Brasileiras
  Sr Nts
   11-30-15    7.75                        486,000(d)              517,590

BONDS (CONTINUED)

ISSUER       COUPON                    PRINCIPAL                  VALUE(a)
              RATE                      AMOUNT

BRAZIL (CONT.)
Eletropaulo Metropolitana de Sao Paulo
  (Brazilian Real)
   06-28-10   19.13%                     1,100,000(d)             $590,868
ISA Capital do Brasil
  Sr Nts
   01-30-17    8.80                        250,000(d)              257,125
JBS
  Sr Unsub
   08-04-16   10.50                        400,000(d)              432,000
Marfrig Overseas
   11-16-16    9.63                        300,000(d)              297,600
                                                                 ---------
Total                                                            8,818,336
--------------------------------------------------------------------------

CAYMAN ISLANDS (1.0%)
Peru Enhanced Pass-Thru
  Zero Coupon
   05-31-18    3.94                        784,000(d,g)            509,600
--------------------------------------------------------------------------

COLOMBIA (5.1%)
Republic of Colombia
   01-27-17    7.38                        480,000                 511,200
   05-21-24    8.13                        152,000                 172,520
   09-18-37    7.38                        650,000                 689,000
Republic of Colombia
  (Colombian Peso)
   03-01-10   11.75                  1,000,000,000                 474,599
   10-22-15   12.00                  1,408,000,000                 722,420
                                                                 ---------
Total                                                            2,569,739
--------------------------------------------------------------------------

COSTA RICA (1.0%)
Republic of Costa Rica
   02-01-12    8.11                        290,000(d)              315,375
   03-20-14    6.55                        180,000(d)              182,430
                                                                 ---------
Total                                                              497,805
--------------------------------------------------------------------------

DOMINICAN REPUBLIC (1.4%)
Dominican Republic
   01-23-18    9.04                        375,567(d)              430,024
   04-20-27    8.63                        250,000(d)              285,625
                                                                 ---------
Total                                                              715,649
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER       COUPON                    PRINCIPAL                  VALUE(a)
              RATE                      AMOUNT

EL SALVADOR (1.9%)
Republic of El Salvador
   06-15-35    7.65%                      $840,000(d)             $939,540
--------------------------------------------------------------------------

INDONESIA (1.6%)
Republic of Indonesia
   04-20-15    7.25                        260,000(d)              277,550
   01-15-16    7.50                        313,000(d)              340,388
   03-09-17    6.88                        200,000(d)              209,500
                                                                 ---------
Total                                                              827,438
--------------------------------------------------------------------------

KAZAKHSTAN (0.6%)
Kazkommerts Intl
   11-03-15    8.00                        300,000(d)              303,960
--------------------------------------------------------------------------

LUXEMBOURG (3.4%)
Gaz Capital for Gazprom
   11-22-16    6.21                        700,000(d)              691,250
MHP
   11-30-11   10.25                        500,000(d)              515,000
UBS (Vimplecom)
   05-23-16    8.25                        500,000(d)              526,900
                                                                 ---------
Total                                                            1,733,150
--------------------------------------------------------------------------

MALAYSIA (0.2%)
TNB Capital
   05-05-15    5.25                        117,000(d)              115,116
--------------------------------------------------------------------------

MEXICO (13.7%)
Pemex Project Funding Master Trust
   12-15-15    5.75                      2,093,000               2,040,675
   02-01-22    8.63                      2,543,000               3,108,818
   06-15-35    6.63                        509,000                 506,455
Mexican Fixed Rate
  (Mexican Peso)
   12-20-12    9.00                      9,600,000                 919,077
Vitro
  Sr Unsecured
   02-01-17    9.13                        370,000(b,d)            372,775
                                                                 ---------
Total                                                            6,947,800
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


BONDS (CONTINUED)

ISSUER       COUPON                       PRINCIPAL               VALUE(a)
              RATE                         AMOUNT

NETHERLANDS (1.5%)
Majapahit Holding
   10-17-16    7.75%                      $200,000(d)             $209,500
Turanalem Finance
   04-25-13    7.75                        300,000(d)              299,250
   01-22-37    8.25                        250,000(d)              253,438
                                                                 ---------
Total                                                              762,188
--------------------------------------------------------------------------

PANAMA (2.6%)
Republic of Panama
   03-15-15    7.25                        653,000                 698,710
   09-30-27    8.88                        250,000                 311,875
   04-28-34    8.13                        275,000                 324,500
                                                                 ---------
Total                                                            1,335,085
--------------------------------------------------------------------------

PERU (3.2%)
Republic of Peru
   05-03-16    8.38                        825,000                 959,062
   03-07-17    5.00                        163,400(d,h)            162,420
   07-21-25    7.35                        209,000                 228,855
   11-21-33    8.75                        215,000                 273,480
                                                                 ---------
Total                                                            1,623,817
--------------------------------------------------------------------------

PHILIPPINE ISLANDS (7.2%)
Republic of Philippines
   01-15-14    8.25                        150,000                 167,625
   03-17-15    8.88                        287,000                 334,714
   01-15-19    9.88                        220,000                 282,425
   10-21-24    9.50                        891,000               1,149,390
   01-14-31    7.75                        846,000                 949,635
Republic of Philippines
  Sr Unsecured
   01-15-32    6.38                        500,000                 482,500
National Power
   11-02-16    6.88                        300,000(d)              305,250
                                                                 ---------
Total                                                            3,671,539
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER        COUPON                     PRINCIPAL                VALUE(a)
               RATE                       AMOUNT

RUSSIA (8.2%)
Russian Federation
   03-31-10    8.25%                      $178,892(d)             $186,208
   03-31-30    5.00                      2,116,000(d,h)          2,348,760
Russian Ministry of Finance
   05-14-11    3.00                        220,000                 197,333
Gazstream
   07-22-13    5.63                        348,268(d)              345,830
Russian Standard Finance
  Sr Unsub
   05-05-11    8.63                        450,000(d)              450,000
TNK-BP Finance
   07-18-16    7.50                        600,000(d)              634,429
                                                                 ---------
Total                                                            4,162,560
--------------------------------------------------------------------------

TURKEY (6.5%)
Republic of Turkey
   01-15-14    9.50                        290,000                 336,763
   03-15-15    7.25                      1,979,000               2,043,317
   09-26-16    7.00                        650,000                 657,313
   02-05-25    7.38                        250,000                 255,000
                                                                 ---------
Total                                                            3,292,393
--------------------------------------------------------------------------

UKRAINE (1.6%)
Credit Suisse First Boston Intl for City of Kiev Ukraine
   11-06-15    8.00                        100,000(d)              103,750
Govt of Ukraine
   11-21-16    6.58                        200,000(d)              200,500
CS Intl
   02-09-16    8.40                        300,000                 307,350
Naftogaz Ukrainy
   09-30-09    8.13                        200,000                 199,314
                                                                 ---------
Total                                                              810,914
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER        COUPON                     PRINCIPAL                VALUE(a)
               RATE                       AMOUNT

URUGUAY (2.8%)
Republic of Uruguay
   05-17-17    9.25%                      $100,000                $120,400
   11-18-22    8.00                        395,000                 440,425
   03-21-36    7.63                        808,939                 867,587
                                                                 ---------
Total                                                            1,428,412
--------------------------------------------------------------------------

VENEZUELA (4.3%)
Republic of Venezuela
   10-08-14    8.50                        574,000                 627,095
   02-26-16    5.75                      1,465,000               1,335,201
   01-13-34    9.38                        171,000                 222,300
                                                                 ---------
Total                                                            2,184,596
--------------------------------------------------------------------------

TOTAL BONDS
(Cost: $44,980,036)                                            $47,097,323
--------------------------------------------------------------------------

MONEY MARKET FUND (5.1%)
                                          SHARES                  VALUE(a)

RiverSource Short-Term Cash Fund         2,578,170(e)           $2,578,170
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,578,170)                                              $2,578,170
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,558,206)(i)                                         $49,675,493
==========================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b) At Jan. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $367,793.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $16,387,085 or 32.3% of net assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(i) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $47,558,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $2,209,000

      Unrealized depreciation                                          (92,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                   $2,117,000
      -------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

                                                             S-6398-80 G (3/07)

                          PORTFOLIO HOLDINGS
                                  FOR
                   RIVERSOURCE EMERGING MARKETS FUND
                           AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.0%)(c)

ISSUER                             SHARES                      VALUE(a)

ARGENTINA (1.1%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
IRSA Inversiones y
   Representaciones GDR              368,158(b)              $6,578,984
-----------------------------------------------------------------------

BERMUDA (0.8%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Hongkong Land Holdings             1,123,000                  4,991,200
-----------------------------------------------------------------------

BRAZIL (10.9%)
AIRLINES (0.7%)
GOL Linhas Aereas Inteligentes ADR   135,454                  4,078,520
-----------------------------------------------------------------------

BEVERAGES (1.0%)
AmBev ADR                            122,375                  6,330,458
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Terna Participacoes Unit             269,624(b)               2,921,996
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Cyrela Brazil Realty                 547,600                  5,070,131
Gafisa                               121,500(b)               1,774,726
                                                             ----------
Total                                                         6,844,857
-----------------------------------------------------------------------

METALS & MINING (2.1%)
Companhia Vale do Rio Doce ADR       370,318                 12,564,890
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Petroleo Brasileiro ADR              186,050                 18,284,994
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
Aracruz Celulose ADR                 156,158                  8,649,591
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Tim Participacoes                271,808,000                  1,453,621
Tim Participacoes ADR                162,509                  5,432,676
                                                             ----------
Total                                                         6,886,297
-----------------------------------------------------------------------

CANADA (0.8%)
METALS & MINING
Aur Resources                        170,000                  3,281,234
Corriente Resources                  535,300(b)               1,392,162
                                                             ----------
Total                                                         4,673,396
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

CHILE (3.3%)
COMMERCIAL BANKS (2.6%)
Banco Santander Chile ADR            320,744                $15,863,998
-----------------------------------------------------------------------

METALS & MINING (0.7%)
Antofagasta                          490,566                  4,518,574
-----------------------------------------------------------------------

CHINA (0.5%)
OIL, GAS & CONSUMABLE FUELS
China Shenhua Energy Series H      1,206,500                  2,953,941
-----------------------------------------------------------------------

COLOMBIA (1.1%)
COMMERCIAL BANKS
BanColombia ADR                      225,004                  6,693,869
-----------------------------------------------------------------------

HONG KONG (6.6%)
COMMERCIAL BANKS (1.0%)
Bank of East Asia                  1,106,000                  6,373,342
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Lee & Man Paper Mfg                2,040,000                  4,841,794
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
China Overseas Land & Investment   4,684,000                  5,211,335
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Prime Success Intl Group           4,226,973                  4,731,949
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.1%)
China Mobile                       2,036,500                 18,760,257
-----------------------------------------------------------------------

HUNGARY (1.0%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari           55,694                  5,802,615
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

INDIA (2.1%)
ELECTRICAL EQUIPMENT (0.4%)
Suzlon Energy                         92,576                 $2,393,526
-----------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Bajaj Hindusthan                     491,308                  1,882,163
-----------------------------------------------------------------------

IT SERVICES (1.4%)
Satyam Computer Services             773,446                  8,283,884
-----------------------------------------------------------------------

INDONESIA (2.2%)
AUTOMOBILES (0.7%)
PT Astra Intl                      2,736,000                  4,480,116
-----------------------------------------------------------------------

GAS UTILITIES (0.9%)
Perusahaan Gas Negara              4,989,500                  5,159,908
-----------------------------------------------------------------------

MARINE (0.6%)
Berlian Laju Tanker               21,904,000(b)               3,923,403
-----------------------------------------------------------------------

ISRAEL (1.5%)
WIRELESS TELECOMMUNICATION SERVICES
Partner Communications               760,325                  9,401,637
-----------------------------------------------------------------------

LUXEMBOURG (2.1%)
ENERGY EQUIPMENT & SERVICES (1.1%)
Tenaris ADR                          145,243                  6,894,685
-----------------------------------------------------------------------

METALS & MINING (1.0%)
Ternium ADR                          231,715(b)               5,952,758
-----------------------------------------------------------------------

MALAYSIA (1.9%)
HOTELS, RESTAURANTS & LEISURE (0.8%)
Genting Group                        448,200                  4,871,454
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Maxis Communications               2,010,800                  6,604,003
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

MEXICO (8.7%)
COMMERCIAL BANKS (1.5%)
Grupo Financiero Banorte Series O  2,334,400                 $9,289,223
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
CEMEX ADR                            257,608(b)               9,114,171
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Wal-Mart de Mexico Series V        1,571,700                  6,958,509
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Consorcio ARA                        449,800                  3,024,968
Corporacion GEO Series B             986,200(b)               5,234,874
                                                             ----------
Total                                                         8,259,842
-----------------------------------------------------------------------

MEDIA (0.8%)
Grupo Televisa ADR                   156,875                  4,621,538
-----------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Grupo Famsa                          532,000(b)               2,410,005
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.0%)
America Movil ADR Series L           276,684                 12,273,702
-----------------------------------------------------------------------

NETHERLANDS (0.8%)
BEVERAGES
Efes Breweries Intl GDR              160,070(b,d,e)           4,922,153
-----------------------------------------------------------------------

PERU (1.4%)
METALS & MINING
Hochschild Mining                  1,073,512(b)               8,268,201
-----------------------------------------------------------------------

PHILIPPINE ISLANDS (0.9%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Ayala Land                        12,641,620                  4,569,797
Filinvest Land                    30,701,000(b)               1,008,140
                                                             ----------
Total                                                         5,577,937
-----------------------------------------------------------------------

POLAND (0.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikacja Polska               544,879                  4,683,242
-----------------------------------------------------------------------

RUSSIA (13.2%)
COMMERCIAL BANKS (2.4%)
Sberbank                               4,492                 14,846,780
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Sayano-Shushenskaya
   Hydro-Power Station             1,661,909                  2,222,652
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
TMK OAO GDR                          210,059(b,d,e)           7,226,029
TMK OAO Series S                           1(b)                       9
                                                             ----------
Total                                                         7,226,038
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

RUSSIA (CONT.)
MEDIA (0.8%)
CTC Media                            220,851(b)              $4,750,505
-----------------------------------------------------------------------

METALS & MINING (1.1%)
MMC Norilsk Nickel ADR                38,964                  6,584,916
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.7%)
Gazprom ADR                          674,801                 29,218,073
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
Mobile Telesystems ADR               139,933                  7,578,771
Vimpel-Communications ADR            100,718(b)               8,604,339
                                                             ----------
Total                                                        16,183,110
-----------------------------------------------------------------------

SINGAPORE (1.6%)
FOOD PRODUCTS (0.6%)
China Fishery Group                1,336,000                  3,698,169
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Keppel Land                        1,218,000                  5,950,440
-----------------------------------------------------------------------

SOUTH AFRICA (7.4%)
DIVERSIFIED FINANCIAL SERVICES (1.0%)
FirstRand                          1,937,407                  6,209,213
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Massmart Holdings                    643,607                  6,805,130
-----------------------------------------------------------------------

MEDIA (2.3%)
Naspers Series N                     563,215                 14,258,927
-----------------------------------------------------------------------

METALS & MINING (3.0%)
Anglo Platinum                        36,023                  4,565,219
Impala Platinum Holdings             462,829                 13,425,979
                                                             ----------
Total                                                        17,991,198
-----------------------------------------------------------------------

SOUTH KOREA (11.7%)
COMMERCIAL BANKS (3.9%)
Kookmin Bank                         146,348                 11,664,967
Shinhan Financial Group              117,090                  6,109,560
Woori Finance Holdings               255,310                  5,999,060
                                                             ----------
Total                                                        23,773,587
-----------------------------------------------------------------------

MACHINERY (1.6%)
Doosan Infracore                     259,030                  5,319,590
Hyundai Heavy Inds                    28,742                  4,155,923
                                                             ----------
Total                                                         9,475,513
-----------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Hyundai Department Store              62,361                  4,964,256
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
SK                                    68,744                  5,277,411
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Hynix Semiconductor                  167,549(b)               5,618,371
Samsung Electronics                   35,678                 22,105,534
                                                             ----------
Total                                                        27,723,905
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

TAIWAN (10.0%)
COMMUNICATIONS EQUIPMENT (0.7%)
Compal Communications              1,144,000                 $4,131,571
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Delta Electronics                  1,968,000                  6,449,255
Hon Hai Precision Industry         1,563,772                 10,737,547
Tripod Technology                    678,000                  2,699,639
                                                           ------------
Total                                                        19,886,441
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Chong Hong Construction            1,074,418                  2,307,703
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.6%)
MediaTek                             424,400                  4,660,221
Powertech Technology                 926,000                  3,874,364
Taiwan Semiconductor Mfg          10,992,235                 22,662,082
Vanguard Intl Semiconductor        4,307,000                  3,226,767
                                                           ------------
Total                                                        34,423,434
-----------------------------------------------------------------------

THAILAND (0.5%)
HEALTH CARE PROVIDERS & SERVICES
Bumrungrad Hospital                2,929,000                  3,054,579
-----------------------------------------------------------------------

TURKEY (1.2%)
COMMERCIAL BANKS
Turkiye Garanti Bankasi Unit       1,878,963                  7,261,423
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $485,561,106)                                       $573,007,891
-----------------------------------------------------------------------

PREFERRED STOCKS (2.9%)(c)

ISSUER                             SHARES                      VALUE(a)

BRAZIL (1.5%)
Eletropaulo Metropolitana de Sao Paulo
   Series B                      193,866,000(b)              $9,535,726
-----------------------------------------------------------------------

RUSSIA (1.4%)
Transneft                              3,492                  8,331,184
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $13,689,505)                                         $17,866,910
-----------------------------------------------------------------------

MONEY MARKET FUND (0.7%)

                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund   4,298,260(f)              $4,298,260
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,298,260)                                           $4,298,260
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $503,548,871)(g)                                    $595,173,061
=======================================================================




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $12,148,182 or 2.0% of net assets.

(e)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2007, is as follows:

      SECURITY                            ACQUISITION                   COST
                                             DATES
      ------------------------------------------------------------------------
      Efes Breweries Intl GDR*       10-15-04 thru 11-09-06        $4,168,453
      TMK OAO GDR*                          10-31-06                4,537,274

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $503,549,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $99,507,000

      Unrealized depreciation                                       7,883,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $91,624,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


                                                            S-6354-80 G (3/07)

                           PORTFOLIO HOLDINGS
                                   FOR
                       RIVERSOURCE GLOBAL BOND FUND
                             AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (96.1%)(c)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

AUSTRALIA (1.5%)
Commonwealth Bank of Australia
  (European Monetary Unit)
  Sr Unsub
   11-12-09   3.38%                        570,000                $725,762
New South Wales Treasury
  (Australian Dollar)
   12-01-10   7.00                       5,360,000               4,262,125
Queensland Treasury
  (Australian Dollar)
   05-14-10   5.50                       2,580,000               1,959,196
Telstra
   04-01-12   6.38                         500,000                 513,411
                                                                ----------
Total                                                            7,460,494
--------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
  (European Monetary Unit)
   01-15-10   5.50                       3,900,000               5,287,761
--------------------------------------------------------------------------

BELGIUM (2.1%)
Kingdom of Belgium
  (European Monetary Unit)
   03-28-10   3.00                       7,890,000               9,982,472
--------------------------------------------------------------------------

BRAZIL (0.3%)
Federative Republic of Brazil
   01-15-18   8.00                       1,129,000               1,248,110
--------------------------------------------------------------------------

CANADA (2.7%)
Aquila Canada Finance
   06-15-11   7.75                          70,000                  74,154
Canadian Natural Resources
   02-15-37   6.50                         240,000                 239,521
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10   4.90                         380,000(d)              327,153
Cascades
  Sr Nts
   02-15-13   7.25                          20,000                  20,050
EnCana
  Sr Nts
   10-15-13   4.75                         270,000                 256,787

BONDS (CONTINUED)

ISSUER       COUPON                     PRINCIPAL                 VALUE(a)
              RATE                       AMOUNT

CANADA (CONT.)
Norampac
  Sr Nts
   06-01-13   6.75%                        $30,000                 $29,100
OPTI Canada
   12-15-14   8.25                         185,000(d)              192,400
Province of British Columbia
  (Canadian Dollar)
   08-23-10   6.38                       4,735,000               4,306,371
Province of Ontario
  (Canadian Dollar)
   03-08-14   5.00                       6,000,000               5,291,688
Sun Media
   02-15-13   7.63                         100,000                 100,750
TELUS
   06-01-11   8.00                       1,650,000               1,795,481
Videotron Ltee
   01-15-14   6.88                         180,000                 179,550
                                                                ----------
Total                                                           12,813,005
--------------------------------------------------------------------------

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.3%)
Republic of Czechoslovakia
  (Czech Crown)
   06-16-13   3.70                      28,500,000               1,324,958
--------------------------------------------------------------------------

DENMARK (0.5%)
Realkredit Danmark
  (Danish Krone) Series 10D
   01-01-08   4.00                      12,860,000               2,243,080
--------------------------------------------------------------------------

FRANCE (6.2%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07   4.25                         510,000                 665,471
Govt of France
  (European Monetary Unit)
   04-25-12   5.00                       7,520,000              10,231,459
   04-25-13   4.00                       7,835,000              10,170,274
   10-25-16   5.00                       6,525,000               9,081,846
                                                                ----------
Total                                                           30,149,050
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER       COUPON                     PRINCIPAL                 VALUE(a)
              RATE                       AMOUNT

GERMANY (9.3%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit) Series 501
   09-02-09   5.00%                      1,800,000(d)           $2,388,757
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13   1.40                     266,000,000               2,199,589
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-13   3.75                      10,120,000              12,952,237
   07-04-27   6.50                       6,470,000              11,004,467
   07-04-28   4.75                       1,595,000               2,227,365
   07-04-34   4.75                       4,425,000               6,238,008
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit) Series G6
   01-15-10   5.50                       1,800,000               2,433,583
Deutsche Bank
  (European Monetary Unit)
  Sr Unsub
   07-28-09   4.25                         500,000                 653,603
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07   5.00                       1,780,000               2,323,774
Rheinische Hypothekenbank
  (European Monetary Unit) Series 803
   07-05-10   5.75                       1,825,000(d)            2,497,551
                                                                ----------
Total                                                           44,918,934
--------------------------------------------------------------------------

GREECE (1.3%)
Hellenic Republic
  (European Monetary Unit)
   04-19-07   4.65                         545,000                 711,233
   10-22-22   5.90                       3,540,000               5,356,861
                                                                ----------
Total                                                            6,068,094
--------------------------------------------------------------------------

IRELAND (2.5%)
Irish Govt
  (European Monetary Unit)
   10-18-07   4.25                       9,220,000              12,037,887
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

BONDS (CONTINUED)

ISSUER       COUPON                    PRINCIPAL                  VALUE(a)
              RATE                      AMOUNT

ITALY (3.9%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   11-01-07   6.00%                      9,360,000             $12,378,749
   11-01-26   7.25                       2,871,283               5,096,427
Telecom Italia Capital
   11-15-33   6.38                       1,235,000               1,149,763
                                                                ----------
Total                                                           18,624,939
--------------------------------------------------------------------------

JAPAN (9.8%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12   1.40                     538,000,000               4,483,321
Govt of Japan
  (Japanese Yen)
   12-21-09   1.70                   2,024,000,000              17,160,577
   09-20-10   0.80                     862,000,000               7,092,536
   06-20-12   1.40                     700,000,000               5,850,029
   12-20-12   1.00                   1,227,000,000               9,991,987
   12-20-14   1.30                     247,000,000               2,009,442
   12-20-34   2.40                      61,000,000                 507,935
                                                                ----------
Total                                                           47,095,827
--------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
   05-22-12   7.00                       1,500,000(d)            1,605,711
--------------------------------------------------------------------------

MEXICO (0.8%)
Mexican Fixed Rate
  (Mexican Peso)
   12-24-09   9.00                      15,600,000               1,467,126
   12-20-12   9.00                      22,870,000               2,189,508
United Mexican States
   09-27-34   6.75                         270,000                 286,200
                                                                ----------
Total                                                            3,942,834
--------------------------------------------------------------------------

NETHERLANDS (3.1%)
Bank Nederlandse Gemeenten
  (British Pound) Sr Unsub
   08-06-07   7.38                         980,000               1,938,315
Govt of Netherlands
  (European Monetary Unit)
   01-15-08   2.50                       7,670,000               9,860,545
   07-15-12   5.00                       2,365,000               3,220,667
                                                                ----------
Total                                                           15,019,527
--------------------------------------------------------------------------

NEW ZEALAND (0.9%)
Govt of New Zealand
  (New Zealand Dollar)
   07-15-09   7.00                       6,575,000               4,571,811
--------------------------------------------------------------------------

NORWAY (1.3%)
Govt of Norway
  (Norwegian Krone)
   05-16-11   6.00                      36,600,000               6,169,496
--------------------------------------------------------------------------

POLAND (1.3%)
Republic of Poland
  (Polish Zloty)
   03-24-10   5.75                      18,825,000               6,474,879
--------------------------------------------------------------------------

SINGAPORE (--%)
Flextronics Intl
  Sr Sub Nts
   11-15-14   6.25                         140,000                 133,000
--------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

SOUTH AFRICA (0.3%)
Republic of South Africa
  (South African Rand)
   08-31-10  13.00%                     10,357,500              $1,648,045
--------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
  (Japanese Yen) Series 21BR
   06-25-08   0.98                      70,000,000                 579,985
--------------------------------------------------------------------------

SPAIN (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11   3.50                       2,400,000               3,045,369
Govt of Spain
  (European Monetary Unit)
   07-30-09   5.15                       9,320,000              12,473,408
                                                                ----------
Total                                                           15,518,777
--------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
  (British Pound)
   12-07-11   5.50                       2,385,000               4,670,047
--------------------------------------------------------------------------

SWEDEN (1.0%)
Govt of Sweden
  (Swedish Krona)
   01-28-09   5.00                      15,700,000               2,306,923
   03-15-11   5.25                      16,620,000               2,503,093
                                                                ----------
Total                                                            4,810,016
--------------------------------------------------------------------------

UNITED KINGDOM (4.8%)
BT Group
   12-15-10   8.63                         550,000                 612,676
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09   3.50                       1,600,000               2,061,481
United Kingdom Treasury
  (British Pound)
   03-07-12   5.00                       5,630,000              10,936,818
   09-07-14   5.00                       5,010,000               9,775,228
                                                                ----------
Total                                                           23,386,203
--------------------------------------------------------------------------

UNITED STATES (36.5%)
Allied Waste North America
  Series B
   05-15-16   7.13                         250,000                 249,375
American Tower
  Sr Nts
   10-15-12   7.13                          35,000                  36,181
Apache
   01-15-37   6.00                         265,000                 263,905
Aramark
  Sr Nts
   02-01-15   8.86                          20,000(d,h)             20,400
AT&T
   05-15-36   6.80                         335,000                 356,051
Baldor Electric
  Sr Nts
   02-15-17   8.63                          35,000                  36,094
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42   4.89                         750,000(f)              739,548

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
   07-10-45   4.87%                       $725,000(f)             $703,699
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
   05-10-45   5.72                         950,000(f)              966,603
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
   07-10-46   5.60                         950,000(f)              955,546
Banc of America Large Loan
  Series 2006-LAQ Cl E
   02-09-21   5.70                         575,000(d,f,h)          576,289
Banc of America Large Loan
  Series 2006-LAQ Cl F
   02-09-21   5.76                         625,000(d,f,h)          626,400
Banc of America Large Loan
  Series 2006-LAQ Cl G
   02-09-21   5.85                         450,000(d,f,h)          450,880
Bank of America
  Sub Nts
   10-15-36   6.00                       1,500,000               1,519,935
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40   4.00                         540,723(f)              520,933
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40   5.41                         900,000(f)              892,819
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42   5.16                         500,000(f)              479,180
Bear Stearns Commercial Mtge Securities
  Series 2006-PW14 Cl A4
   12-11-38   5.20                         875,000(f)              851,349
Burlington Nothern Sante Fe
   08-15-36   6.20                         380,000                 382,564
Cadbury Schweppes US Finance LLC
   10-01-08   3.88                       2,820,000(d)            2,748,989
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14   4.46                       1,839,674(d,f)          1,796,578
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
   09-15-10   2.84                         700,000                 690,436
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30   5.68                       2,050,000(f)            2,072,564
Chart Inds
  Sr Sub Nts
   10-15-15   9.13                          65,000(d)               69,225
Chesapeake Energy
   08-15-17   6.50                         120,000                 114,600
CIGNA
  Sr Unsecured
   11-15-36   6.15                         650,000                 639,113
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51   4.15                       1,025,101(d,f)          1,005,362
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10   3.88                       2,410,000               3,106,764

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
Clear Channel Communications
  Sr Nts
   09-15-14   5.50%                       $240,000                $212,216
Comcast Cable Communications Holdings
   03-15-13   8.38                         106,000                 120,778
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
   02-05-19   5.63                         400,000(d,f,h)          402,038
Community Health Systems
  Sr Sub Nts
   12-15-12   6.50                          30,000                  29,775
Constellation Brands
   09-01-16   7.25                         170,000                 173,825
Cott Beverages USA
   12-15-11   8.00                         305,000                 311,863
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35   5.50                       1,903,655(f)            1,904,975
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35   7.50                       1,013,186(f)            1,049,643
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
   05-25-36   6.00                       1,880,000(f)            1,894,465
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
   03-15-39   5.66                         900,000(f)              912,163
CS First Boston Mtge Securities
  Series 2003-CPN1 Cl A2
   03-15-35   4.60                         600,000(f)              574,488
DaVita
   03-15-15   7.25                         170,000                 172,125
Denbury Resources
  Sr Sub Nts
   12-15-15   7.50                          20,000                  20,000
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10   8.50                          85,000                  88,719
Drive Auto Receivables Trust
  Series 2006-2 Cl A2 (MBIA)
   07-15-11   5.30                       1,125,000(d,i)          1,126,159
DRS Technologies
   02-01-16   6.63                         190,000                 188,100
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
   06-20-31   5.78                       1,600,000(d,i)          1,619,319
Edison Mission Energy
  Sr Unsecured
   06-15-13   7.50                         120,000                 124,500
Exelon
   06-15-10   4.45                       1,000,000                 967,578
Federal Home Loan Mtge Corp
   07-12-10   4.13                       5,261,000               5,105,064
Federal Home Loan Mtge Corp #A11799
   08-01-33   6.50                         235,231(f)              239,992
Federal Home Loan Mtge Corp #A15881
   11-01-33   5.00                       1,278,827(f)            1,232,044

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
Federal Home Loan Mtge Corp #E91486
   09-01-17   6.50%                       $311,195(f)             $317,913
Federal Home Loan Mtge Corp #E99684
   10-01-18   5.00                         685,080(f)              671,356
Federal Home Loan Mtge Corp #G01535
   04-01-33   6.00                       1,658,680(f)            1,677,224
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   02-15-07   4.63                       3,200,000               4,171,259
Federal Natl Mtge Assn #254632
   02-01-18   5.50                       1,518,481(f)            1,515,208
Federal Natl Mtge Assn #254686
   04-01-18   5.50                       1,677,817(f)            1,673,757
Federal Natl Mtge Assn #254722
   05-01-18   5.50                         880,022(f)              877,892
Federal Natl Mtge Assn #360800
   01-01-09   5.74                       1,149,950(f)            1,151,513
Federal Natl Mtge Assn #545874
   08-01-32   6.50                         258,090(f)              264,466
Federal Natl Mtge Assn #555528
   04-01-33   6.00                       1,225,526(f)            1,233,993
Federal Natl Mtge Assn #555734
   07-01-23   5.00                         968,902(f)              939,311
Federal Natl Mtge Assn #555740
   08-01-18   4.50                       1,511,346(f)            1,454,198
Federal Natl Mtge Assn #555851
   01-01-33   6.50                       1,474,214(f)            1,508,513
Federal Natl Mtge Assn #575487
   04-01-17   6.50                         770,690(f)              790,683
Federal Natl Mtge Assn #621581
   12-01-31   6.50                         312,964(f)              322,510
Federal Natl Mtge Assn #633966
   03-01-17   6.00                         189,037(f)              191,410
Federal Natl Mtge Assn #634749
   03-01-17   5.50                         783,096(f)              782,300
Federal Natl Mtge Assn #640996
   05-01-32   7.50                         500,884(f)              520,133
Federal Natl Mtge Assn #643381
   06-01-17   6.00                         494,973(f)              501,186
Federal Natl Mtge Assn #645053
   05-01-32   7.00                       1,057,951(f)            1,088,257
Federal Natl Mtge Assn #646147
   06-01-32   7.00                         410,909(f)              425,948
Federal Natl Mtge Assn #652284
   08-01-32   6.50                         390,337(f)              399,178
Federal Natl Mtge Assn #653145
   07-01-17   6.00                         276,359(f)              280,343
Federal Natl Mtge Assn #653730
   09-01-32   6.50                         186,458(f)              191,137
Federal Natl Mtge Assn #655589
   08-01-32   6.50                       1,646,549(f)            1,693,275
Federal Natl Mtge Assn #666424
   08-01-32   6.50                         270,158(f)              276,278
Federal Natl Mtge Assn #670461
   11-01-32   7.50                         321,245(f)              333,590
Federal Natl Mtge Assn #677333
   01-01-33   6.00                       4,486,820(f)            4,517,817
Federal Natl Mtge Assn #684595
   03-01-33   6.00                       1,743,908(f)            1,755,956
Federal Natl Mtge Assn #688034
   03-01-33   5.50                         553,055(f)              545,976

BONDS (CONTINUED)

ISSUER       COUPON                     PRINCIPAL                 VALUE(a)
              RATE                       AMOUNT

UNITED STATES (CONT.)
Federal Natl Mtge Assn #688691
   03-01-33   5.50%                       $927,035(f)             $914,133
Federal Natl Mtge Assn #703818
   05-01-33   6.00                         474,409(f)              478,023
Federal Natl Mtge Assn #711503
   06-01-33   5.50                       1,240,320(f)            1,227,717
Federal Natl Mtge Assn #735029
   09-01-13   5.28                         850,696(f)              846,437
Federal Natl Mtge Assn #741850
   09-01-33   5.50                       2,043,166(f)            2,014,731
Federal Natl Mtge Assn #753507
   12-01-18   5.00                       2,756,385(f)            2,702,515
Federal Natl Mtge Assn #755498
   11-01-18   5.50                       1,307,284(f)            1,304,622
Federal Natl Mtge Assn #756236
   01-01-34   6.00                       4,556,639(f)            4,603,045
Federal Natl Mtge Assn #756788
   11-01-33   6.50                         221,781(f)              226,526
Federal Natl Mtge Assn #759336
   01-01-34   6.00                       4,486,018(f)            4,530,829
Federal Natl Mtge Assn #765946
   02-01-34   5.50                       4,670,296(f)            4,605,300
Federal Natl Mtge Assn #886292
   07-01-36   7.00                       4,705,724(f)            4,834,323
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35   4.77                       1,800,000(d,f)          1,767,077
General Electric Capital
  (European Monetary Unit) Sr Unsub
   06-20-07   5.13                         500,000                 653,897
General Electric Capital
  (New Zealand Dollar)
   02-04-10   6.63                       2,765,000               1,856,398
Genworth Financial
  (Japanese Yen)
   06-20-11   1.60                      95,000,000                 785,140
Georgia-Pacific
   01-15-17   7.13                         326,000(d)              324,370
Govt Natl Mtge Assn #604708
   10-15-33   5.50                       1,118,829(f)            1,108,730
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32  18.82                         882,496(e,f)             86,008
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36   4.88                         500,000(f)              490,448
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
   07-10-38   5.91                         350,000(f)              359,674
Greif
  Sr Nts
   02-01-17   6.75                         480,000(b,d)            480,000
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38   4.96                         950,000(f)              934,139
Health Management Associates
  Sr Unsecured
   04-15-16   6.13                         125,000                 117,902

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
   05-25-09   2.85%                       $400,000(d,i)           $389,872
Home Depot
  Sr Unsecure
   12-16-36   5.88                         955,000                 930,675
Idearc
  Sr Nts
   11-15-16   8.00                         105,000(d)              106,838
IPALCO Enterprises
  Secured
   11-14-08   8.38                         250,000                 258,125
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37   4.37                       1,030,409(f)            1,007,933
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37   5.26                         900,000(f)              890,869
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37   4.13                         372,163(f)              358,176
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39   3.97                         368,904(f)              357,038
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
   03-12-39   4.77                       1,200,000(f)            1,158,548
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A1
   12-15-44   5.04                       2,119,581(f)            2,101,547
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
   04-15-43   5.48                         825,000(f)              821,677
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
   04-15-43   5.49                       1,150,000(f)            1,149,890
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP8 Cl A4
   05-15-45   5.40                         950,000(f)              940,298
L-3 Communications
   06-15-12   7.63                          80,000                  82,600
L-3 Communications
  Sr Sub Nts
  Series B
   10-15-15   6.38                         160,000                 155,000
LaBranche & Co
  Sr Nts
   05-15-12  11.00                         160,000                 172,400
Lamar Media
   01-01-13   7.25                          32,000                  32,400
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29   3.97                         750,000(f)              703,358
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29   4.20                       1,300,000(f)            1,260,493
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
   09-15-30   4.93                       1,375,000(f)            1,337,462

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
   06-15-32   5.87%                       $750,000(f)             $769,723
LB-UBS Commercial Mtge Trust
  Series 2006-C7 Cl A3
   11-15-38   5.35                         800,000(f)              789,358
Lehman Brothers Holdings
  Sr Nts
   02-06-12   5.25                         950,000                 943,742
Majestic Star Casino LLC/Capital
   10-15-10   9.50                         125,000                 130,625
Merrill Lynch & Co
   01-29-37   6.11                         605,000                 597,620
Midwest Generation LLC
  Pass-Through Ctfs Series B
   01-02-16   8.56                          28,383                  31,222
Mohegan Tribal Gaming Authority
   02-15-15   6.88                         115,000                 115,144
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12   8.00                          75,000                  77,906
Morgan Stanley
   01-09-17   5.45                       1,100,000               1,076,490
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41   4.34                         775,000(f)              755,393
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40   4.59                         750,000(f)              722,048
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
   08-12-41   5.80                         575,000(f)              587,762
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
   07-15-19   5.45                       1,150,000(d,f,h)        1,150,326
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39   5.98                       2,200,000(f)            2,252,746
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-3 Cl AIO
   01-25-12   0.00                       2,400,000(e)              702,552
NewMarket
  Sr Nts
   12-15-16   7.13                         155,000(d)              153,838
NewPage
  Secured
   05-01-12  10.00                          55,000                  59,950
Nomura Asset Securities
  Series 1998-D6 Cl A3
   03-15-30   7.22                       1,200,000(f)            1,310,914
NRG Energy
   02-01-14   7.25                         165,000                 165,413
Omnicare
  Sr Sub Nts
   12-15-13   6.75                         235,000                 231,475
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08   6.99                       1,666,666               1,689,150

BONDS (CONTINUED)

ISSUER       COUPON                     PRINCIPAL                VALUE(a)
              RATE                       AMOUNT

UNITED STATES (CONT.)
Owens-Brockway Glass Container
   05-15-13   8.25                        $115,000                $119,888
Pioneer Natural Resources
   05-01-18   6.88%                        230,000                 224,335
Plastipak Holdings
  Sr Nts
   12-15-15   8.50                          65,000(d)               67,925
Pokagon Gaming Authority
  Sr Nts
   06-15-14  10.38                          40,000(d)               43,900
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35   4.49                         615,000                 607,640
PQ
   02-15-13   7.50                          15,000                  14,925
Pride Intl
  Sr Nts
   07-15-14   7.38                          90,000                  91,350
Prudential Financial
   12-14-36   5.70                         960,000                 926,070
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36   3.67                         797,146(f)              762,723
Qwest
   03-15-12   8.88                         130,000                 144,300
Qwest
  Sr Unsecured
   10-01-14   7.50                         165,000                 175,106
Range Resources
   03-15-15   6.38                          70,000                  67,900
   05-15-16   7.50                          30,000                  30,525
Regency Energy Partners LP/Finance
  Sr Unsecured
   12-15-13   8.38                          75,000(d)               75,188
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36   5.57                         800,000                 795,728
RH Donnelley
  Sr Disc Nts Series A-1
   01-15-13   6.88                         110,000                 105,325
RR Donnelley & Sons
  Sr Unsecured
   01-15-17   6.13                         370,000                 369,018
Sinclair Broadcast Group
   03-15-12   8.00                         125,000                 128,438
Southern Star Central
  Sr Nts
   03-01-16   6.75                         205,000                 203,463
Toyota Motor Credit
  (Japanese Yen) Sr Unsub
   06-09-08   0.75                     297,000,000               2,462,981
Triad Hospitals
  Sr Nts
   05-15-12   7.00                         115,000                 117,875
Triad Hospitals
  Sr Sub Nts
   11-15-13   7.00                         140,000                 143,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
U.S. Treasury
   02-15-08   3.38%                       $775,000                $761,952
   11-15-09   4.63                       2,085,000               2,072,050
   10-31-11   4.63                       2,130,000               2,111,778
   12-31-11   4.63                       1,225,000               1,214,186
   01-31-12   4.75                       1,025,000               1,021,797
   11-15-16   4.63                       8,320,000               8,191,297
   08-15-23   6.25                       1,315,000(j)            1,494,271
United Auto Group
   03-15-12   9.63                         130,000                 136,500
United Auto Group
  Sr Sub Nts
   12-15-16   7.75                         170,000(d)              170,850
Verizon New York
  Series A
   04-01-12   6.88                       1,690,000               1,756,989
Verizon Pennsylvania
  Series A
   11-15-11   5.65                         970,000(j)              971,116
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35   3.89                       1,250,000(f)            1,216,157
Wachovia Bank Commercial Mtge Trust
  Series 2005-C18 Cl A4
   04-15-42   4.94                         750,000(f)              721,556
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
   07-15-42   5.09                         800,000(f)              788,464
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
   03-15-45   5.58                         775,000(f)              779,283

BONDS (CONTINUED)

ISSUER       COUPON                      PRINCIPAL                VALUE(a)
              RATE                        AMOUNT

UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
   07-15-45   5.76%                       $525,000(f)             $533,849
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
   07-15-45   5.73                         900,000(f)              912,082
Wachovia Bank Commercial Mtge Trust
  Series 2006-C29 Cl A4
   11-15-48   5.31                       1,125,000(f)            1,103,893
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45   5.51                         221,186(f,g)            221,212
Wells Fargo Bank
  Sub Nts
   08-26-36   5.95                       1,400,000               1,422,694
Williams Companies
  Sr Nts
   07-15-19   7.63                         351,000                 374,692
Windstream
   08-01-16   8.63                         240,000                 261,900
Wynn Las Vegas LLC/Capital
  1st Mtge
   12-01-14   6.63                         125,000                 123,750
XTO Energy
   01-31-15   5.00                       1,380,000               1,305,152
                                                               -----------
Total                                                          176,539,594
--------------------------------------------------------------------------

TOTAL BONDS
(Cost: $453,601,380)                                          $464,324,536
--------------------------------------------------------------------------

SENIOR LOANS (0.5%)(c,k)

BORROWER          COUPON                 PRINCIPAL                VALUE(a)
                   RATE                    AMOUNT

BERMUDA (--%)
Intelsat Bermuda
  Term Loan
   02-01-14        7.86%                  $200,000(b)             $201,750

NETHERLANDS (0.1%)
VNU
  Tranche B Term Loan
   08-09-13        8.13                    249,375                 251,245

UNITED STATES (0.4%)
Aramark
  Tranche B Term Loan
   01-26-14   7.45-7.47                    345,000(b)              348,643
Ford Motor
  Tranche B Term Loan
   11-29-13        8.36                    125,000                 126,426
HCA
  Tranche B Term Loan
   11-14-13        7.86                    910,000                 918,600
Michaels Stores
  Tranche B Term Loan
   10-31-13        8.13                    263,714                 265,666
West Corp
  Tranche B Term Loan
   10-24-13   8.07-8.11                    240,000                 241,574
                                                                 ---------
Total                                                            1,900,909
--------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $2,335,548)                                              $2,353,904
--------------------------------------------------------------------------

MONEY MARKET FUND (1.6%)
                                          SHARES                  VALUE(a)

RiverSource Short-Term Cash Fund         7,753,172(l)           $7,753,172

TOTAL MONEY MARKET FUND
(Cost: $7,753,172)                                              $7,753,172

TOTAL INVESTMENTS IN SECURITIES
(Cost: $463,690,100)(m)                                       $474,431,612
==========================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b) At Jan. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,024,000.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $22,183,395 or 4.6% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007.

--------------------------------------------------------------------------------
5 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation

      MBIA  -- MBIA Insurance Corporation

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      PURCHASE CONTRACTS

      Euro-Bund, March 2007, 10-year                               $ 7,600,000
      Japanese Govt Bond, March 2007, 10-year                      300,000,000
      U.S. Long Bond, March 2007, 20-year                            4,700,000
      U.S. Treasury Note, March 2007, 2-year                        25,600,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 5-year                         1,000,000
      U.S. Treasury Note, March 2007, 10-year                       19,500,000

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $463,690,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $20,052,000

      Unrealized depreciation                                       (9,310,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $10,742,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6 RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

                                                             S-6309-80 G (3/07)

                            PORTFOLIO HOLDINGS
                                    FOR
                      RIVERSOURCE GLOBAL EQUITY FUND
                             AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.1%)(c)

ISSUER                                     SHARES                 VALUE(a)

AUSTRALIA (1.9%)
BIOTECHNOLOGY (1.2%)
CSL                                        173,476              $9,391,138
--------------------------------------------------------------------------

METALS & MINING (0.7%)
Oxiana                                   1,810,470               3,998,648
Zinifex                                    113,007               1,465,972
                                                                ----------
Total                                                            5,464,620
--------------------------------------------------------------------------

BERMUDA (1.0%)
INSURANCE
PartnerRe                                  109,090               7,418,120
--------------------------------------------------------------------------

BRAZIL (2.8%)
METALS & MINING (1.0%)
Cia Vale do Rio Doce ADR                   268,582               7,716,361
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Petroleo Brasileiro ADR                     85,884               8,440,680
--------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Aracruz Celulose ADR                       105,012               5,816,615
--------------------------------------------------------------------------

CANADA (2.1%)
METALS & MINING (1.3%)
Aur Resources                              526,600              10,164,105
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Canadian Natural Resources                 129,457               6,475,439
--------------------------------------------------------------------------

FINLAND (0.5%)
COMMUNICATIONS EQUIPMENT
Nokia                                      177,499               3,925,205
--------------------------------------------------------------------------

FRANCE (2.1%)
AUTOMOBILES (0.5%)
Renault                                     31,284               3,886,621
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Societe Generale                            36,688               6,511,426
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Schneider Electric                          48,150               5,840,962
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

GERMANY (5.1%)
AEROSPACE & DEFENSE (0.3%)
MTU Aero Engines Holding                    38,502              $2,060,682
--------------------------------------------------------------------------

AUTO COMPONENTS (1.1%)
Continental                                 69,073               8,390,575
--------------------------------------------------------------------------

INSURANCE (0.9%)
Allianz                                     33,347               6,678,811
--------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
RWE                                         36,901               3,870,986
--------------------------------------------------------------------------

SOFTWARE (0.7%)
SAP                                        111,920               5,192,105
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Hypo Real Estate Holding                   202,306              13,331,510
--------------------------------------------------------------------------

GREECE (1.0%)
CONSTRUCTION MATERIALS
TITAN Cement                               141,083               7,963,195
--------------------------------------------------------------------------

HONG KONG (4.2%)
HOTELS, RESTAURANTS & LEISURE (0.8%)
Hongkong and Shanghai Hotels             3,501,000               6,152,076
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.9%)
China Overseas Land & Investment         3,330,000               3,704,899
Great Eagle Holdings                     1,137,000               3,713,069
Hang Lung Properties                     2,955,000               8,011,750
                                                                ----------
Total                                                           15,429,718
--------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Esprit Holdings                            752,500               7,653,378
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
China Mobile                               406,000               3,740,076
--------------------------------------------------------------------------

IRELAND (0.9%)
COMMERCIAL BANKS
Bank of Ireland                            305,402               6,847,888
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

JAPAN (14.4%)
AUTOMOBILES (1.0%)
Honda Motor                                206,400              $8,111,605
--------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Asahi Glass                                270,000               3,569,583
--------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Nomura Holdings                            419,400               8,583,787
Tokai Tokyo Securities                   1,230,000               6,516,361
                                                                ----------
Total                                                           15,100,148
--------------------------------------------------------------------------

COMMERCIAL BANKS (2.9%)
Mitsubishi UFJ Financial Group               1,105              13,407,991
Mizuho Financial Group                       1,168               8,451,619
                                                                ----------
Total                                                           21,859,610
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.5%)
Daito Trust Construction                    64,400               3,092,773
GOLDCREST                                  149,410               8,235,065
                                                                ----------
Total                                                           11,327,838
--------------------------------------------------------------------------

INSURANCE (1.0%)
T&D Holdings                               112,750               7,623,929
--------------------------------------------------------------------------

MACHINERY (1.7%)
AMADA                                      713,000               7,669,224
THK                                        220,900               5,359,035
                                                                ----------
Total                                                           13,028,259
--------------------------------------------------------------------------

OFFICE ELECTRONICS (1.1%)
Canon                                      164,900               8,702,235
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.9%)
Mitsubishi Estate                          221,000               6,343,328
Mitsui Fudosan                             330,000               8,598,198
                                                                ----------
Total                                                           14,941,526
--------------------------------------------------------------------------

SOFTWARE (0.9%)
Nintendo                                    24,700               7,319,152
--------------------------------------------------------------------------

LUXEMBOURG (0.9%)
METALS & MINING
Ternium ADR                                260,600(b)            6,694,814
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

MEXICO (0.7%)
MEDIA
Grupo Televisa ADR                         191,120              $5,630,395
--------------------------------------------------------------------------

NETHERLANDS (0.5%)
FOOD PRODUCTS
Royal Numico                                75,405               4,003,891
--------------------------------------------------------------------------

NORWAY (1.2%)
COMMERCIAL BANKS (0.6%)
DNB NOR                                    342,500               5,171,538
--------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
TGS NOPEC Geophysical                      215,820(b)            4,412,140
--------------------------------------------------------------------------

SOUTH AFRICA (1.8%)
FOOD & STAPLES RETAILING (1.1%)
Massmart Holdings                          750,578               7,936,180
--------------------------------------------------------------------------

MEDIA (0.7%)
Naspers Series N                           228,655               5,788,864
--------------------------------------------------------------------------

SOUTH KOREA (2.8%)
COMMERCIAL BANKS (0.7%)
Shinhan Financial Group                    107,890               5,629,520
--------------------------------------------------------------------------

MACHINERY (0.9%)
Hyundai Heavy Inds                          46,140               6,671,572
--------------------------------------------------------------------------

METALS & MINING (0.6%)
POSCO                                       13,952               4,906,533
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Hynix Semiconductor GDR                    136,881(b,d,e)        4,543,313
--------------------------------------------------------------------------

SPAIN (1.7%)
BIOTECHNOLOGY (0.9%)
Grifols                                    436,761(b)            6,709,488
--------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Inditex                                    120,384               6,841,104
--------------------------------------------------------------------------

SWEDEN (1.4%)
COMMUNICATIONS EQUIPMENT (0.5%)
Telefonaktiebolaget LM
  Ericsson Series B                      1,000,000               3,979,745
--------------------------------------------------------------------------

MACHINERY (0.9%)
Atlas Copco Series A                       195,200               6,720,864
--------------------------------------------------------------------------

SWITZERLAND (5.0%)
CAPITAL MARKETS (1.9%)
UBS                                        231,509              14,553,608
--------------------------------------------------------------------------

CHEMICALS (0.6%)
Syngenta                                    23,906(b)            4,424,862
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Petroplus Holdings                          64,974(b)            4,153,613
--------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Roche Holding                               82,048              15,454,283
--------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

TAIWAN (1.6%)
COMPUTERS & PERIPHERALS (0.5%)
MiTAC Intl                               3,205,000              $3,917,576
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Taiwan Semiconductor Mfg                 1,750,983               3,609,905
Taiwan Semiconductor Mfg ADR               422,658               4,611,199
                                                                ----------
Total                                                            8,221,104
--------------------------------------------------------------------------

UNITED KINGDOM (6.2%)
CAPITAL MARKETS (0.4%)
3i Group                                   152,537               3,174,698
--------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Standard Chartered                         145,824               4,207,156
--------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
Drax Group                                 436,895               5,880,689
--------------------------------------------------------------------------

METALS & MINING (0.8%)
Anglo American                             126,379               5,902,326
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
BG Group                                   539,701               7,130,675
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
CSR                                        451,029(b)            6,070,906
--------------------------------------------------------------------------

SPECIALTY RETAIL (1.4%)
Carphone Warehouse Group                 1,717,961              10,471,276
--------------------------------------------------------------------------

TOBACCO (0.6%)
Imperial Tobacco Group                     123,206               5,013,402
--------------------------------------------------------------------------

UNITED STATES (38.3%)
AEROSPACE & DEFENSE (1.3%)
United Technologies                        153,923              10,469,842
--------------------------------------------------------------------------

BEVERAGES (2.3%)
Coca-Cola                                  117,947               5,647,302
Hansen Natural                             120,546(b)            4,591,597
PepsiCo                                    118,473               7,729,179
                                                                ----------
Total                                                           17,968,078
--------------------------------------------------------------------------

BIOTECHNOLOGY (1.7%)
Amgen                                      109,380(b)            7,697,071
Genzyme                                     85,017(b)            5,588,167
                                                                ----------
Total                                                           13,285,238
--------------------------------------------------------------------------

CAPITAL MARKETS (3.4%)
Bear Stearns Companies                      40,209               6,628,454
E*TRADE Financial                          258,737(b)            6,308,008
Goldman Sachs Group                         32,278               6,848,101
Lehman Brothers Holdings                    71,739               5,899,815
                                                                ----------
Total                                                           25,684,378
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems                              420,859(b)           11,190,641
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.9%)
Bank of America                            163,552               8,599,564
CIT Group                                  108,524               6,398,575
                                                                ----------
Total                                                           14,998,139
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

UNITED STATES (CONT.)
HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
St. Jude Medical                           167,569(b)           $7,165,250
--------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
DaVita                                      43,860(b)            2,394,756
WellPoint                                  137,573(b)           10,782,972
                                                                ----------
Total                                                           13,177,728
--------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.2%)
DR Horton                                  416,823              12,112,876
Hovnanian Enterprises Cl A                 158,537(b)            5,277,697
                                                                ----------
Total                                                           17,390,573
--------------------------------------------------------------------------

INSURANCE (0.5%)
American Intl Group                         55,978               3,831,694
--------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.1%)
eBay                                       239,149(b)            7,746,036
Google Cl A                                 31,083(b)           15,581,908
                                                                ----------
Total                                                           23,327,944
--------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Exelixis                                   300,900(b)            2,948,820
Thermo Fisher Scientific                   123,238(b)            5,896,938
                                                                ----------
Total                                                            8,845,758
--------------------------------------------------------------------------

MEDIA (1.5%)
Comcast Cl A                               177,667(b)            7,874,201
RH Donnelley                                61,824               4,116,242
                                                                ----------
Total                                                           11,990,443
--------------------------------------------------------------------------

METALS & MINING (0.9%)
Phelps Dodge                                55,677               6,881,677
--------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.4%)
Arch Coal                                  128,756               3,826,628
Devon Energy                               108,181               7,582,406
Marathon Oil                                41,652               3,762,842
Occidental Petroleum                        77,058               3,572,409
Valero Energy                              267,252              14,506,438
                                                                ----------
Total                                                           33,250,723
--------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
MGI PHARMA                                  81,024(b)            1,557,281
Wyeth                                      102,010               5,040,314
                                                                ----------
Total                                                            6,597,595
--------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Jones Lang LaSalle                          61,203               6,395,714
--------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Analog Devices                             103,090               3,376,198
--------------------------------------------------------------------------

SOFTWARE (2.0%)
Microsoft                                  501,409              15,473,482
--------------------------------------------------------------------------

SPECIALTY RETAIL (3.3%)
Abercrombie & Fitch Cl A                   117,901               9,377,846
Home Depot                                 258,091              10,514,627
Staples                                    205,468               5,284,637
                                                                ----------
Total                                                           25,177,110
--------------------------------------------------------------------------

TOBACCO (0.6%)
Altria Group                                53,630               4,686,726
--------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007

COMMON STOCKS (CONTINUED)

ISSUER                                     SHARES                 VALUE(a)

UNITED STATES (CONT.)
WIRELESS TELECOMMUNICATION SERVICES (2.0%)
American Tower Cl A                        140,046(b)           $5,578,032
Leap Wireless Intl                         153,210(b)           10,064,365
                                                                ----------
Total                                                           15,642,397
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $645,491,561)                                          $760,969,640
--------------------------------------------------------------------------

MONEY MARKET FUNDS (0.2%)

                                           SHARES                 VALUE(a)

RiverSource Short-Term Cash Fund         1,837,262(f)           $1,837,262
--------------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $1,837,262)                                              $1,837,262
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $647,328,823)(g)                                       $762,806,902
==========================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $4,543,313 or 0.6% of net assets.

(e)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2007, is as follows:

      SECURITY                             ACQUISITION                    COST
                                              DATES
      -------------------------------------------------------------------------
      Hynix Semiconductor GDR*        06-26-06 thru 09-28-06        $4,263,986

      *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $647,329,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $122,303,000

      Unrealized depreciation                                       (6,825,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $115,478,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2007


                                                            S-6334-80 G (3/07)

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE GLOBAL TECHNOLOGY FUND
                               AT JAN. 31, 2007

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.5%)

ISSUER                                SHARES                   VALUE(a)
CAPITAL MARKETS (1.0%)
Knight Capital Group Cl A             91,229(b)              $1,648,508
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (15.3%)
Cisco Systems                        345,563(b)               9,188,521
Foundry Networks                     119,581(b)               1,730,337
JDS Uniphase                         122,415(b)               2,176,539
Nokia ADR                            168,470(c)               3,723,187
Nortel Networks                       48,043(b,c)             1,286,111
QUALCOMM                             112,805                  4,248,236
Sonus Networks                       337,197(b)               2,441,306
Tellabs                              166,819(b)               1,679,867
                                                            -----------
Total                                                        26,474,104
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.7%)
Apple                                 51,145(b)               4,384,661
Dell                                 100,516(b)               2,437,513
Hewlett-Packard                      137,807                  5,964,287
Intl Business Machines                26,236                  2,601,299
Seagate Technology                   115,999(c)               3,142,413
                                                            -----------
Total                                                        18,530,173
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Compass Diversified Trust             90,300                  1,602,825
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.5%)
AT&T                                 104,645                  3,937,791
Cogent Communications Group          124,536(b)               2,615,256
France Telecom                        51,463(c)               1,430,375
Global Crossing                       59,709(b,c,d)           1,529,745
                                                            -----------
Total                                                         9,513,167
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Energy Conversion Devices             53,596(b)               1,846,382
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.2%)
Gmarket ADR                           33,840(b,c,d)             724,176
Priceline.com                         30,516(b)               1,300,592
                                                            -----------
Total                                                         2,024,768
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
INTERNET SOFTWARE & SERVICES (7.7%)
Baidu.com ADR                         17,575(b,c,d)          $2,195,821
eBay                                 103,429(b)               3,350,065
Google Cl A                            9,654(b)               4,839,550
VeriSign                             126,828(b)               3,031,189
                                                            -----------
Total                                                        13,416,625
-----------------------------------------------------------------------

IT SERVICES (4.6%)
Cognizant Technology Solutions Cl A   26,888(b)               2,293,278
First Data                           106,333                  2,643,438
Ness Technologies                    221,480(b,c)             2,970,047
                                                            -----------
Total                                                         7,906,763
-----------------------------------------------------------------------

MEDIA (4.5%)
NTL                                  153,065                  4,171,022
WorldSpace Cl A                      116,991(b,d)               436,376
XM Satellite Radio Holdings Cl A     229,967(b)               3,267,831
                                                            -----------
Total                                                         7,875,229
-----------------------------------------------------------------------

METALS & MINING (0.3%)
Thorium Power                      1,500,909(b)                 510,309
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT (17.9%)
Atmel                                497,561(b)               2,975,415
Infineon Technologies ADR            180,747(b,c)             2,600,949
Intel                                164,692                  3,451,944
Linear Technology                     84,901                  2,627,686
LSI Logic                            573,537(b)               5,391,248
PMC-Sierra                           419,219(b)               2,641,080
Samsung Electronics                    5,332(c)               3,303,624
Silicon Laboratories                  49,094(b)               1,576,408
Spansion Cl A                        203,948(b)               2,616,653
Texas Instruments                    106,208                  3,312,628
United Microelectronics ADR          171,069(c)                 607,295
                                                            -----------
Total                                                        31,104,930
-----------------------------------------------------------------------

SOFTWARE (24.2%)
Adobe Systems                         79,547(b)               3,091,992
Business Objects ADR                 113,517(b,c)             4,272,780

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
SOFTWARE (CONT.)
Citrix Systems                        96,037(b)              $3,041,492
Cognos                                50,519(b,c)             2,178,884
Hyperion Solutions                    38,741(b)               1,635,645
McAfee                               104,996(b)               3,072,183
Microsoft                            219,363                  6,769,541
Novell                               268,106(b)               1,943,769
Nuance Communications                213,505(b,d)             2,459,578
OPNET Technologies                   100,000(b)               1,351,000
Oracle                               198,836(b)               3,412,026
Salesforce.com                        46,409(b)               2,034,106
Symantec                              86,344(b)               1,529,152
THQ                                   59,715(b)               1,809,365
TIBCO Software                       367,265(b)               3,408,219
                                                            -----------
Total                                                        42,009,732
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
 SERVICES (2.6%)
ALLTEL                                49,166                  3,013,384
Vodafone Group                       520,432(c)               1,522,930
                                                            -----------
Total                                                         4,536,314
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $152,061,061)                                       $168,999,829
-----------------------------------------------------------------------

OTHER (0.1%)

ISSUER                                SHARES                   VALUE(a)
UBISOFT Entertainment
   Warrants                            5,712(b,c,f)            $170,824
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $19,674)                                                $170,824
-----------------------------------------------------------------------

MONEY MARKET FUND (9.0%)(e)
                                      SHARES                   VALUE(a)

RiverSource
 Short-Term
 Cash Fund                        15,514,933(g)             $15,514,933
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $15,514,933)                                         $15,514,933
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $167,595,668)(h)                                    $184,685,586
=======================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JAN. 31. 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2007, the value of foreign securities represented 18.3% of net assets.

(d)   At Jan. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in a money market fund and represents 4.1% of net assets. 4.9% of net assets is the Fund's cash equivalent position.

(f)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2007, is as follows:

      SECURITY                               ACQUISITION                COST
                                                DATES
      -------------------------------------------------------------------------
      UBISOFT Entertainment
        Warrants                               12-02-03                $19,674

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Jan. 31, 2007, the cost of securities for federal income tax purposes was approximately $167,596,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $20,824,000
      Unrealized depreciation                                       (3,734,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $17,090,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JAN. 31. 2007

                                                            S-6395-80 G (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Global Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   ------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 29, 2007